Commitments and Contingent Liabilities (Details) ¥ in Millions		12 Months Ended
	Jan. 28, 2021 filer	Mar. 31, 2021 filer	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥) lawsuit	Dec. 31, 2013 lawsuit pharmacy
Disclosure of contingent liabilities [line items]
Contractual commitments for acquisition of property, plant and equipment | ¥			¥ 20,073
Contractual commitments for acquisition of intangible assets | ¥			1,074,308
Aggregate provisions for legal and other disputes | ¥			¥ 12,462	¥ 22,342
ACTOS | U.S.
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit				6,100
ACTOS | Outside the U.S.
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit				1
TRINTELLIX
Disclosure of contingent liabilities [line items]
Notices received, number of filers | filer		16
Lawsuits resolved before trial, number of filers | filer		10
Trial, number of filers | filer	6
ACTOS Antitrust Litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit					2
DEXILANT Antitrust Litigation
Disclosure of contingent liabilities [line items]
Number of individual retail pharmacies | pharmacy					4